Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 1.2%
164,397	(1)	Imax Corp.	$ 3,304,379	0.7
201,740	(1)	Vonage Holdings Corp.	2,384,567	0.5
		5,688,946		1.2

		Consumer Discretionary: 16.0%
130,353	(1),(2)	Academy Sports & Outdoors, Inc.	3,518,227	0.7
84,675		Bloomin Brands, Inc.	2,290,459	0.5
93,401	(1)	Boyd Gaming Corp.	5,506,923	1.1
20,077	(1)	Caesars Entertainment, Inc.	1,755,734	0.4
170,066		Callaway Golf Co.	4,549,265	1.0
144,100		Dana, Inc.	3,505,953	0.7
39,692	(1)	Dave & Buster's Entertainment, Inc.	1,901,247	0.4
9,438	(1)	Deckers Outdoor Corp.	3,118,504	0.7
73,364	(1)	G-III Apparel Group Ltd.	2,211,191	0.5
56,926	(1)	Golden Entertainment, Inc.	1,437,951	0.3
198,575	(1)	Goodyear Tire & Rubber Co.	3,488,963	0.7
32,409	(1)	GrowGeneration Corp.	1,610,403	0.3
100,667		Guess?, Inc.	2,365,675	0.5
10,138	(1)	Helen of Troy Ltd.	2,135,671	0.4
79,006		Kontoor Brands, Inc.	3,834,161	0.8
86,387		La-Z-Boy, Inc.	3,669,720	0.8
25,225		LCI Industries	3,336,763	0.7
126,716	(1)	Leslie's, Inc.	3,103,275	0.6
6,957		Lithia Motors, Inc.	2,713,856	0.6
46,699	(1)	Malibu Boats, Inc.	3,720,976	0.8
31,408		Marriott Vacations Worldwide Corp.	5,470,645	1.1
229,222	(1)	Modine Manufacturing Co.	3,385,609	0.7
3,592	(1)	RH	2,142,987	0.4
36,260		Shoe Carnival, Inc.	2,243,769	0.5
47,866		Winnebago Industries	3,671,801	0.8
		76,689,728		16.0

		Consumer Staples: 1.5%
122,659	(1)	Hostess Brands, Inc.	1,758,930	0.4
96,317	(1)	Performance Food Group Co.	5,548,822	1.1
		7,307,752		1.5

		Energy: 2.7%
144,121		APA Corp.	2,579,766	0.5
315,386		DHT Holdings, Inc.	1,870,239	0.4
81,108	(1)	Dril-Quip, Inc.	2,695,219	0.6
272,483		Marathon Oil Corp.	2,910,118	0.6
43,138	(1)	Renewable Energy Group, Inc.	2,848,834	0.6
		12,904,176		2.7

		Financials: 15.1%
105,428		Atlantic Union Bankshares Corp.	4,044,218	0.9
111,862		BankUnited, Inc.	4,916,335	1.0
147,198		Cadence BanCorp	3,051,414	0.6
84,897		Columbia Banking System, Inc.	3,658,212	0.8
81,383		ConnectOne Bancorp, Inc.	2,063,059	0.4
82,821		Cowen, Inc.	2,911,158	0.6
220,157		Eastern Bankshares, Inc.	4,246,828	0.9
92,657		First Foundation, Inc.	2,173,733	0.5
226,006		First Horizon Corp.	3,821,761	0.8
151,304		First Midwest Bancorp., Inc.	3,315,071	0.7
23,591	(1)	Green Dot Corp.	1,080,232	0.2
6,901	(1)	Midwest Holding, Inc.	344,981	0.1
135,203		OFG Bancorp	3,058,292	0.6
50,402		Origin Bancorp, Inc.	2,137,549	0.5
102,706		Pacific Premier Bancorp, Inc.	4,461,549	0.9
15,676	(1)	Palomar Holdings, Inc.	1,050,919	0.2
47,304		Pinnacle Financial Partners, Inc.	4,193,973	0.9
29,680		Primerica, Inc.	4,387,298	0.9
166,550		Provident Financial Services, Inc.	3,710,734	0.8
88,160	(1)	Selectquote, Inc.	2,601,602	0.5
15,076		Signature Bank	3,408,684	0.7
92,674		Stifel Financial Corp.	5,936,696	1.2
120,957	(1)	Trean Insurance Group, Inc.	1,953,455	0.4
		72,527,753		15.1

		Health Care: 15.4%
35,528	(1)	Addus HomeCare Corp.	3,715,874	0.8
55,061	(1)	Akouos, Inc.	763,696	0.2
95,508	(1)	Amicus Therapeutics, Inc.	943,619	0.2
71,351	(1)	AMN Healthcare Services, Inc.	5,258,569	1.1
27,233	(1)	Arena Pharmaceuticals, Inc.	1,889,698	0.4
37,938	(1)	Arrowhead Pharmaceuticals, Inc.	2,515,669	0.5
33,432	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	2,285,077	0.5
19,658	(1)	Blueprint Medicines Corp.	1,911,347	0.4
100,184	(1)	CryoLife, Inc.	2,262,155	0.5
57,169		Encompass Health Corp.	4,682,141	1.0
79,560		Ensign Group, Inc.	7,465,910	1.5
125,260	(1)	Epizyme, Inc.	1,091,015	0.2
33,590	(1)	Fate Therapeutics, Inc.	2,769,495	0.6
48,990	(1)	Globus Medical, Inc.	3,021,213	0.6
33,451	(1)	Haemonetics Corp.	3,713,395	0.8
22,936		Hill-Rom Holdings, Inc.	2,533,969	0.5
48,614	(1)	Integer Holdings Corp.	4,477,349	0.9
16,062	(1)	Mirati Therapeutics, Inc.	2,751,421	0.6
29,316	(1)	ModivCare, Inc.	4,342,286	0.9
33,116	(1)	Natera, Inc.	3,362,599	0.7
73,621	(1)	NextCure, Inc.	736,946	0.1
50,167	(1),(2)	Ontrak, Inc.	1,633,438	0.3
8,336	(1)	Rocket Pharmaceuticals, Inc.	369,868	0.1
118,377	(1)	Select Medical Holdings Corp.	4,036,656	0.8
93,693	(1)	Sotera Health Co.	2,338,577	0.5

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
42,143	(1)	Syneos Health, Inc.	$ 3,196,547	0.7
		74,068,529		15.4

		Industrials: 17.1%
136,427	(1)	Air Transport Services Group, Inc.	3,991,854	0.8
25,359		Alamo Group, Inc.	3,959,808	0.8
66,167		Altra Industrial Motion Corp.	3,660,358	0.8
47,164	(1)	ASGN, Inc.	4,501,332	0.9
47,992		Barrett Business Services, Inc.	3,304,729	0.7
124,823	(1)	Builders FirstSource, Inc.	5,788,043	1.2
16,431	(1)	CACI International, Inc.	4,052,870	0.9
61,887	(1)	Casella Waste Systems, Inc.	3,934,157	0.8
40,180		Curtiss-Wright Corp.	4,765,348	1.0
52,866		EMCOR Group, Inc.	5,929,451	1.2
38,034		EnerSys	3,453,487	0.7
82,193		Hillenbrand, Inc.	3,921,428	0.8
57,929	(1)	Huron Consulting Group, Inc.	2,918,463	0.6
37,126		ICF International, Inc.	3,244,812	0.7
170,796		Marten Transport Ltd.	2,898,408	0.6
39,345	(1)	Plug Power, Inc.	1,410,125	0.3
17,729		Regal Beloit Corp.	2,529,574	0.5
17,103		Skywest, Inc.	931,771	0.2
40,884	(1)	SP Plus Corp.	1,340,586	0.3
202,526		Steelcase, Inc.	2,914,349	0.6
76,009	(1)	Sun Country Airlines Holdings, Inc.	2,605,589	0.6
153,627		Werner Enterprises, Inc.	7,246,586	1.5
25,280		Woodward, Inc.	3,049,526	0.6
		82,352,654		17.1

		Information Technology: 16.7%
199,803	(2)	Absolute Software Corp.	2,771,268	0.6
108,370	(1)	ACI Worldwide, Inc.	4,123,478	0.9
159,685	(1)	Avaya Holdings Corp.	4,475,970	0.9
54,286	(1)	Box, Inc.	1,246,407	0.3
38,162		CMC Materials, Inc.	6,746,660	1.4
89,801	(1)	Commvault Systems, Inc.	5,792,164	1.2
26,398	(1)	Concentrix Corp.	3,952,309	0.8
84,250		CSG Systems International, Inc.	3,781,982	0.8
68,809	(1)	Envestnet, Inc.	4,970,074	1.1
24,620	(1)	Euronet Worldwide, Inc.	3,404,946	0.7
75,376		EVERTEC, Inc.	2,805,495	0.6
323,445	(1)	Harmonic, Inc.	2,535,809	0.5
60,804	(1)	j2 Global, Inc.	7,287,967	1.5
166,415	(1)	Knowles Corp.	3,481,402	0.7
41,555	(1)	Lumentum Holdings, Inc.	3,796,049	0.8
61,005	(1)	Onto Innovation, Inc.	4,008,639	0.8
43,700	(1)	Q2 Holdings, Inc.	4,378,740	0.9
28,889	(1)	Silicon Laboratories, Inc.	4,075,371	0.9
45,354	(1)	SMART Global Holdings, Inc.	2,087,191	0.4
12,973	(1),(2)	SunPower Corp.	433,947	0.1
245,948	(1)	Viavi Solutions, Inc.	3,861,384	0.8
		80,017,252		16.7

		Materials: 5.5%
101,850		Avient Corp.	4,814,450	1.0
117,567		Commercial Metals Co.	3,625,766	0.7
174,406		Glatfelter Corp.	2,991,063	0.6
45,589	(1)	Ingevity Corp.	3,443,337	0.7
26,107		Minerals Technologies, Inc.	1,966,379	0.4
62,298		Sealed Air Corp.	2,854,494	0.6
46,814		Sensient Technologies Corp.	3,651,492	0.8
43,687	(1)	US Concrete, Inc.	3,203,131	0.7
		26,550,112		5.5

		Real Estate: 6.2%
159,673		Acadia Realty Trust	3,028,997	0.6
122,172		American Assets Trust, Inc.	3,963,260	0.8
183,532		Chatham Lodging Trust	2,415,281	0.5
91,958		CubeSmart	3,478,771	0.7
229,565	(1)	Cushman & Wakefield PLC	3,746,501	0.8
174,394		Easterly Government Properties, Inc.	3,615,187	0.8
68,318		QTS Realty Trust, Inc.	4,238,449	0.9
32,464		Ryman Hospitality Properties	2,516,285	0.5
141,006		Xenia Hotels & Resorts, Inc.	2,749,617	0.6
		29,752,348		6.2

		Utilities: 2.1%
55,124		Black Hills Corp.	3,680,630	0.8
19,219		Idacorp, Inc.	1,921,323	0.4
30,421		NorthWestern Corp.	1,983,449	0.4
54,035		Portland General Electric Co.	2,565,042	0.5
		10,150,444		2.1

	Total Common Stock
	(Cost $394,741,823)		478,009,694	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Repurchase Agreements: 1.2%
1,276,139	(3)	Bank of America Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,276,139, collateralized by various U.S. Government Agency Obligations, 1.000%-5.500%, Market Value plus accrued interest $1,301,662, due 06/01/24-01/01/59)	1,276,139	0.3

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,276,100	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,276,101, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,301,622, due 04/15/21-02/20/71)	$ 1,276,100	0.2
1,276,139	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,276,139, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $1,301,662, due 05/15/23-09/15/57)	1,276,139	0.3
1,276,139	(3)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $1,276,139, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,301,662, due 05/04/21-04/01/51)	1,276,139	0.3
378,348	(3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 03/31/21, 0.00%, due 04/01/21 (Repurchase Amount $378,348, collateralized by various U.S. Government Agency Obligations, 1.500%-8.000%, Market Value plus accrued interest $385,915, due 09/01/21-04/01/51)	378,348	0.1

	Total Repurchase Agreements
	(Cost $5,482,865)		5,482,865	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,944,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $2,944,000)	$ 2,944,000	0.6

	Total Short-Term Investments
	(Cost $8,426,865)	8,426,865	1.8

	Total Investments in Securities (Cost $403,168,688)	$ 486,436,559	101.3
	Liabilities in Excess of Other Assets	(6,069,790)	(1.3)
	Net Assets	$ 480,366,769	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$478,009,694	$–	$–	$478,009,694
Short-Term Investments	2,944,000	5,482,865	–	8,426,865
Total Investments, at fair value	$480,953,694	$5,482,865	$–	$486,436,559

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $412,280,262.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$94,621,420
Gross Unrealized Depreciation	(20,465,079)
Net Unrealized Appreciation	$74,156,341